S000055646 [Member] Investment Objectives and Goals - Nuveen Short-Term REIT ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Short-Term REIT ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Nuveen Short-Term REIT ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the Dow Jones U.S. Select Short-Term REIT Index (the “Index”).